Label	Element	Value
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 5,453,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	0
Dividends, Preferred Stock	us-gaap_DividendsPreferredStock	413,000
Adjustments Related to Tax Withholding for Share-based Compensation	us-gaap_AdjustmentsRelatedToTaxWithholdingForShareBasedCompensation	704,000
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	48,000
Carvana Group [Member]
Adjustments To Additional Paid In Capital, Deferred Tax Assets, Basis Difference In Acquired Units	cvna_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAssetsBasisDifferenceInAcquiredUnits	20,523,000
Adjustments To Additional Paid In Capital, Deferred Tax Assets, Valuation Allowance, Basis Difference In Acquired Units	cvna_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAssetsValuationAllowanceBasisDifferenceInAcquiredUnits	20,523,000
Member Units [Member]
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	(85,227,000)
Limited Liability Company (LLC) Members' Equity, Unit-based Compensation	us-gaap_LimitedLiabilityCompanyLLCMembersEquityUnitBasedCompensation	158,000
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	260,411,000
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock	us-gaap_AdjustmentsToAdditionalPaidInCapitalIncreaseInCarryingAmountOfRedeemablePreferredStock	9,439,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(49,942,000)
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	5,453,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	(1,000)
Dividends, Preferred Stock	us-gaap_DividendsPreferredStock	413,000
Adjustments Related to Tax Withholding for Share-based Compensation	us-gaap_AdjustmentsRelatedToTaxWithholdingForShareBasedCompensation	704,000
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	48,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	205,785,000
Additional Paid-in Capital [Member] | Carvana Group [Member]
Adjustments To Additional Paid In Capital, Deferred Tax Assets, Basis Difference In Acquired Units	cvna_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAssetsBasisDifferenceInAcquiredUnits	20,523,000
Adjustments To Additional Paid In Capital, Deferred Tax Assets, Valuation Allowance, Basis Difference In Acquired Units	cvna_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAssetsValuationAllowanceBasisDifferenceInAcquiredUnits	20,523,000
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(12,899,000)
Noncontrolling Interest [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(101,475,000)
Common Class B [Member]
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	85,227,000
Common Class B [Member] | Common Stock [Member]
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	$ 117,000
Stock Issued During Period, Shares, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	117,236,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	us-gaap_MinorityInterestDecreaseFromRedemptions	$ 2,000
Noncontrolling Interest, Decrease From Redemption Or Purchase Of Interest, Shares	cvna_NoncontrollingInterestDecreaseFromRedemptionOrPurchaseOfInterestShares	2,572,000
Convertible Preferred Stock [Member] | Additional Paid-in Capital [Member]
Equity Instrument, Convertible, Beneficial Conversion Feature Accretion	cvna_EquityInstrumentConvertibleBeneficialConversionFeatureAccretion	$ 1,237,000
Adjustments To Additional Paid In Capital, Convertible Equity With Conversion Feature	cvna_AdjustmentsToAdditionalPaidInCapitalConvertibleEquityWithConversionFeature	2,617,000
Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity Instrument, Convertible, Beneficial Conversion Feature Accretion	cvna_EquityInstrumentConvertibleBeneficialConversionFeatureAccretion	(1,237,000)
Adjustments To Additional Paid In Capital, Convertible Equity With Conversion Feature	cvna_AdjustmentsToAdditionalPaidInCapitalConvertibleEquityWithConversionFeature	$ (2,617,000)
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	100,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 98,507,000
Common Class A [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	3,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 1,000
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	15,000,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	us-gaap_MinorityInterestDecreaseFromRedemptions	$ (2,000)
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 15,000
Noncontrolling Interest, Decrease From Redemption Or Purchase Of Interest, Shares	cvna_NoncontrollingInterestDecreaseFromRedemptionOrPurchaseOfInterestShares	(2,607,000)
Shares Paid for Tax Withholding for Share Based Compensation	us-gaap_SharesPaidForTaxWithholdingForShareBasedCompensation	47,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardNetOfForfeitures	533,000